Revenue and Expenses - Other Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Own work capitalized	€ 820	€ 803	€ 783
Gain on disposal of businesses	47	24	205
Gain on disposal of property, plant and equipment	161	257	582
Gain on disposal of intangible assets	0	2	1
Government grants	39	27	16
Other operating income and expenses	625	428	478
Total	€ 1,692	€ 1,541	€ 2,065